REVENUE (Tables)	12 Months Ended
Mar. 31, 2023
Revenue from Contract with Customer [Abstract]
SCHEDULE OF NET SALES DISAGGREGATED BY SIGNIFICANT PRODUCTS AND SERVICES

Net sales disaggregated by significant products and services for Fiscal 2023 is as follows:

	Successor		Predecessor
	Year ended March 31, 2023	Period from June 16, 2021 through March 31, 2022	Period from April 1, 2021 through June 15, 2021
Vehicle Manufacturing
Vehicle Sales (1)	100,022	147,505	85,684
Others	12,387	4,702	2,080

Total	112,409	152,207	87,764

(1)	Revenue from Sales of Vehicle represents sale of Electric Bikes to Authorized dealers in and around India.